Taxes Receivable (Narrative) (Details)	Apr. 30, 2024 CAD ($)	Apr. 30, 2024 MXN ($)	Apr. 30, 2023 CAD ($)	Apr. 30, 2023 MXN ($)
Disclosure Of Taxes Recoverable [Abstract]
Net provision of MXD	$ 472,397	$ 5,868,290	$ 442,656	$ 5,868,290